UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Atalanta Sosnoff Management, LLC
Address:      101 Park Avenue, 6th Floor
              New York, NY 10178

Form 13F File Number: 28-01974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:         Kevin S. Kelly
Title:        Chief Operating Officer
Phone:        (212) 867-5000

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly              New York, N.Y.          04/09/13
------------------              --------------          --------
[Signature]                     [City, State]           [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number              Name

         28-01162                          Atalanta Sosnoff Capital, LLC
         [Repeat as necessary.]